SUBSEQUENT EVENTS (Details) - $ / shares			3 Months Ended
	May. 09, 2016	Mar. 21, 2016	Mar. 31, 2016	Mar. 31, 2015
Subsequent Event [Line Items]
Dividends declared, usd per share			$ 0.34	$ 0.10
Subsequent Event
Subsequent Event [Line Items]
Dividends declared, usd per share	$ 0.25	$ 0.34
Quarterly | Subsequent Event
Subsequent Event [Line Items]
Dividends declared, usd per share	0.10	0.10
Special | Subsequent Event
Subsequent Event [Line Items]
Dividends declared, usd per share	$ 0.15	$ 0.24